Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 1,712,180	$ 1,273,413
New loans	1,284,355	1,534,309
Scheduled repayments	(429,131)	(395,851)
Early repayments	(865,000)	(698,800)
Other changes	(109)	2,136
Translation differences	(6,015)	(3,027)
Carrying amount of liability at the end of the period	1,696,280	1,712,180
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	102,493	631,044
Carrying amount of liability at the end of the period	221,345	102,493
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,373,194	524,781
Carrying amount of liability at the end of the period	1,317,288	1,373,194
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,475,687	1,155,825
Carrying amount of liability at the end of the period	1,538,633	1,475,687
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	236,493	117,588
Carrying amount of liability at the end of the period	157,647	236,493
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,205,148	856,860
New loans	1,038,450	937,825
Scheduled repayments	(44,470)	(27,232)
Early repayments	(865,000)	(567,000)
Other changes	(945)	4,695
Translation differences	0	0
Carrying amount of liability at the end of the period	1,333,183	1,205,148
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	102,419	631,044
Carrying amount of liability at the end of the period	221,304	102,419
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,073,416	205,274
Carrying amount of liability at the end of the period	1,042,938	1,073,416
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,175,835	836,318
Carrying amount of liability at the end of the period	1,264,242	1,175,835
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	29,313	20,542
Carrying amount of liability at the end of the period	68,941	29,313
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	263,920	198,279
New loans	0	200,000
Scheduled repayments	(67,200)	0
Early repayments	0	(131,800)
Other changes	836	(2,559)
Translation differences	0	0
Carrying amount of liability at the end of the period	197,556	263,920
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	196,895	198,279
Carrying amount of liability at the end of the period	197,556	196,895
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	196,895	198,279
Carrying amount of liability at the end of the period	197,556	196,895
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	67,025	0
Carrying amount of liability at the end of the period	0	67,025
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	39,051	66,921
New loans	14,060	24,729
Scheduled repayments	(24,290)	(52,550)
Early repayments		0
Other changes	0	0
Translation differences	(142)	(49)
Carrying amount of liability at the end of the period	28,679	39,051
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	74	0
Carrying amount of liability at the end of the period	41	74
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	16,685	21,172
Carrying amount of liability at the end of the period	5,783	16,685
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	16,759	21,172
Carrying amount of liability at the end of the period	5,824	16,759
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	22,292	45,749
Carrying amount of liability at the end of the period	22,855	22,292
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	204,061	151,353
New loans	231,845	371,755
Scheduled repayments	(293,171)	(316,069)
Early repayments	0	0
Other changes	0	0
Translation differences	(5,873)	(2,978)
Carrying amount of liability at the end of the period	136,862	204,061
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	86,198	100,056
Carrying amount of liability at the end of the period	71,011	86,198
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	86,198	100,056
Carrying amount of liability at the end of the period	71,011	86,198
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	117,863	51,297
Carrying amount of liability at the end of the period	$ 65,851	$ 117,863